Revenue from contracts with customers and trade receivables (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Statement [Line Items]
Revenue		₨ 214,391	[1]	$ 2,826	₨ 189,722	[1]	₨ 174,600	[1]
Global Generics
Statement [Line Items]
Revenue	[1]	179,170			154,404		138,123
Pharmaceutical Services and Active Ingredient [member]
Statement [Line Items]
Revenue		30,740			31,982		25,747
Proprietary products
Statement [Line Items]
Revenue		1,611			523		7,949
Others
Statement [Line Items]
Revenue		₨ 2,870			₨ 2,813		₨ 2,781

[1]	Revenues for the year ended March 31, 2022 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,255 (as compared to Rs. 6,905 and Rs. 5,910 for the years ended March 31, 2021 and 2020, respectively).